                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     28       85      144      306      30      92       157     330      33       100     170      355      36      109      184     381
AST Goldman Sachs Mid-Cap Growth           29       88      150      317      31      96       163     341      34       104     176      366      37      112      189     390
AST Goldman Sachs Concentrated Growth      26       80      137      291      29      88       150     317      32       97      164      344      34      104      176     367
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected      One Optional Benefit Elected        Any Two Optional Benefits        All Optional Benefits Elected
your   Annuity   at  the   end  of  the                                                                                   Elected
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     113     170      219     306      115      177      232     330      118      185     245     355      121      194      259     381
AST Goldman Sachs Mid-Cap Growth           114     173      225     317      116      181      238     341      119      189     251     366      122      197      264     390
AST Goldman Sachs Concentrated Growth      111     165      212     291      114      173      225     317      117      182     239     344      119      189      251     367
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
ASXT - SUPP (11/11/02)                                                                                                  ASXTPROS

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     27       83      142      300      30      91       155     325      32       98      167      349      35      106      179     373
AST Goldman Sachs Mid-Cap Growth           28       86      147      310      31      94       160     335      33       101     172      359      36      109      184     383
AST Goldman Sachs Concentrated Growth      26       79      135      287      28      87       148     311      31       95      161      338      34      103      174     362
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected      One Optional Benefit Elected        Any Two Optional Benefits        All Optional Benefits Elected
your   Annuity   at  the   end  of  the                                                                                   Elected
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     112     168      217     300      115      176      230     325      117      183     242     349      120      191      254     373
AST Goldman Sachs Mid-Cap Growth           113     171      222     310      116      179      235     335      118      186     247     359      121      194      259     383
AST Goldman Sachs Concentrated Growth      111     164      210     287      113      172      223     311      116      180     236     338      119      188      249     362
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

Wells XT - SUPP (11/11/02)                                                                                              WFXTPROS

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services, Incorporated ("ASISI") has changed sub-advisors for the AST JanCap Growth portfolio.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     326
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      31       96      163      341      32      98       167     352
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      101     140      177     290      104      148      190     317      104      148     190     317      104      150      193     326
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      106     156      203      341     107      158      207     352
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

EVA XT - SUPP (11/11/02)                                                                                              EVAXTPROS

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     27       84      143      304      30      92       157     330      30       92      157      330      31      94       160     339
AST Goldman Sachs Mid-Cap Growth           28       87      148      314      31      95       162     340      31       95      162      340      32      97       165     349
AST Goldman Sachs Concentrated Growth      26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     325
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     33      100      169      354      33      102      173     364
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Mid-Cap Growth           34      103      174      364      34      105      178     374
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      31       96      163      341      32      98       167     352
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     112     169      218     304      115      177      232     330      115      177     232     330      116      179      235     339
AST Goldman Sachs Mid-Cap Growth           113     172      223     314      116      180      237     340      116      180     237     340      117      182      240     349
AST Goldman Sachs Concentrated Growth      111     165      212     290      114      173      225     317      114      173     225     317      114      175      228     325
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     118     185      244      354     118      187      248     364
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Mid-Cap Growth           119     188      249      364     119      190      253     374
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      116     181      238      341     117      183      242     352
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
FUSI XT - SUPP (11/11/02)                                                                                                  FSXT